SCHEDULE OF EQUIPMENT (Details) - HKD ($)	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Total		$ 161,800	$ 161,800
Less: accumulated depreciation		(96,809)	(25,908)
Equipment, net		64,991	135,892
Office equipment [member]
IfrsStatementLineItems [Line Items]
Total		20,000	20,000
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Total		$ 141,800	$ 141,800